Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of share capital

	Common shares	Series A preference shares	Series B preference shares	Series C preference shares
Number of shares in issue as of January 1, 2024	40,626,609	20,762,302	24,173,854	11,936,984
Shares issued during the year	51,231	-	-	3,198,506
Number of shares in issue as of December 31, 2024	40,677,840	20,762,302	24,173,854	15,135,490
Shares issued during the year	6,362,890	-	-	8,303,032
Number of shares in issue as of December 31, 2025	47,040,730	20,762,302	24,173,854	23,438,522